Property and Equipment	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3: PROPERTY AND EQUIPMENT

The major classifications of property and equipment are summarized as follows:

	January 31, 2025	October 31, 2024
Property and equipment	$465,091	$465,091
Less accumulated depreciation	(383,368)	(377,702)
Property and equipment, net	$81,723	$87,389

Depreciation expense for each of the quarters ended January 31, 2025 and 2024 was $5,666.

NOTE 3: PROPERTY AND EQUIPMENT

The major classifications of property and equipment are summarized as follows:

	October 31, 2024	October 31, 2023
Furniture and equipment	$465,091	$465,092
Less accumulated depreciation	(377,702)	(355,039)
Property and equipment, net	$87,389	$110,053

Depreciation expense for the years ended October 31, 2024, 2023, and 2022 was $22,663, $19,506 and $18,262, respectively.